Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
5.	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

At December 31,	2014	2015
At cost:
Buildings	$54,618	$66,582
Machinery and equipment	50	397
Leasehold improvements	335	1,802
Furniture and fixtures	—	23
Motor vehicles	80	227

Total	55,083	69,031
Less: accumulated depreciation	(30,481)	(45,602)

	24,602	23,429
Construction in progress	1,343	3,401

Net book value	$25,945	$26,830

Depreciation expenses were $351, $1,609 and $2,129 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2014	2015
Buildings at cost	$25,155	$31,843
Less: accumulated depreciation	(12,231)	(16,682)

Buildings, net	$12,924	$15,161

At December 31, 2015, scheduled minimum rental payments to be received for buildings leased to others were:

Years ending December 31,	Minimum rental received
2016	$2,644
2017	881

Total	$3,525